Financial Instruments and Risk Management - Summary of Remaining Contractually-Agreed Cash Flows Including Interest Payable for Non-Derivative Financial Liabilities on Undiscounted Basis (Detail) - GBP (£)
£ in Millions
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans and other borrowings	£ 15,167	£ 13,707	£ 15,587
Interest on loans and other borrowings	169	189	198
Trade and other payables	4,961	5,298	5,346
Provisions	300	292	296
Total	20,597	19,486	21,427
Gross Carrying Amount [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans and other borrowings	15,094	13,557	15,408
Interest on loans and other borrowings	5,316	4,683	4,841
Trade and other payables	4,961	5,298	5,346
Provisions	372	469	462
Total	25,743	24,007	26,057
Gross Carrying Amount [Member] | 2018 [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans and other borrowings	2,120	2,602	3,558
Interest on loans and other borrowings	468	532	513
Trade and other payables	4,961	5,298	5,346
Provisions	54	62	50
Total	7,603	8,494	9,467
Gross Carrying Amount [Member] | 2018 [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans and other borrowings	1,192	1,614	1,632
Interest on loans and other borrowings	421	415	435
Provisions	34	41	30
Total	1,647	2,070	2,097
Gross Carrying Amount [Member] | 2019 [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans and other borrowings	1,332	1,166	1,488
Interest on loans and other borrowings	381	364	357
Provisions	25	21	25
Total	1,738	1,551	1,870
Gross Carrying Amount [Member] | 2020 [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans and other borrowings	18	1,295	1,103
Interest on loans and other borrowings	374	327	343
Provisions	43	18	15
Total	435	1,640	1,461
Gross Carrying Amount [Member] | 2021 [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans and other borrowings	1,489	12	1,199
Interest on loans and other borrowings	372	319	308
Provisions	19	17	16
Total	1,880	348	1,523
Gross Carrying Amount [Member] | 2023 [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans and other borrowings	8,943	6,868	6,428
Interest on loans and other borrowings	3,300	2,726	2,885
Provisions	197	310	326
Total	12,440	9,904	9,639
Interest Payments Not Yet Accrued
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Interest on loans and other borrowings	(5,147)	(4,494)	(4,643)
Total	(5,147)	(4,494)	(4,643)
Fair Value Adjustments
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans and other borrowings	73	150	179
Total	73	150	179
Impact Of Discounting
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Provisions	(72)	(177)	(166)
Total	£ (72)	£ (177)	£ (166)